Interest expense and other financial costs (Tables)	12 Months Ended
Dec. 31, 2018
Interest expense and other financial costs [Abstract]
Interest Expense and Other Financial Costs
This line at December 31, 2018, 2017 and 2016 is comprised as follows:

	2018	2017	2016
Interest on other loans	$80,580	$97,590	$98,630
Amortization of transaction cost associated with other loans	2,164	4,137	6,011
Other financial expenses	2,146	3,802	3,645
Interest on trust certificates	-	942,266	684,829
Transaction cost of mandatorily convertible debentures into shares	-	87,482	-
Amortization of trust certificate transaction cost	-	75,209	76,152
	$84,890	$1,210,486	$869,267